Share Capital and Employee Compensation Plans - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	513,200	513,200	377,000.0	279,000.0
Weighted Average Remaining Contractual Life (years)	5 years 3 months 18 days
Weighted Average Exercise Price (CAD$ per share)	$ 22.32		$ 23.01	$ 21.38
Number Exercisable at Year End (shares) | shares	213,000.0	213,000.0
Weighted Average Exercise Price (CAD$ per share)	$ 22.35
$17.53 - $23.03
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	446,400	446,400
Weighted Average Remaining Contractual Life (years)	5 years 4 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 21.13
Number Exercisable at Year End (shares) | shares	159,100	159,100
Weighted Average Exercise Price (CAD$ per share)	$ 19.70
$17.53 - $23.03 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 17.53
$17.53 - $23.03 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 23.03
$23.04 - $28.54
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	21,100	21,100
Weighted Average Remaining Contractual Life (years)	2 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
Number Exercisable at Year End (shares) | shares	21,100	21,100
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
$23.04 - $28.54 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 23.04
$23.04 - $28.54 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 28.54
$28.55 - $34.04
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	38,800	38,800
Weighted Average Remaining Contractual Life (years)	4 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 30.07
Number Exercisable at Year End (shares) | shares	25,900	25,900
Weighted Average Exercise Price (CAD$ per share)	$ 30.70
$28.55 - $34.04 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 28.55
$28.55 - $34.04 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 34.04
$34.05 - $39.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	6,900	6,900
Weighted Average Remaining Contractual Life (years)	3 years 10 months 24 days
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
Number Exercisable at Year End (shares) | shares	6,900	6,900
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
$34.05 - $39.48 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 34.05
$34.05 - $39.48 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)		$ 39.48